Fair Value of Financial Assets and Liabilities - Impact of Valuation Sensitivity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Financial assets:
Financial assets at fair value through profit or loss	¥ 1,744,848	¥ 1,478,356
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(239,519)	0
At fair value [member]
Financial assets:
Financial assets at fair value through profit or loss	1,744,848	1,478,356
Investment securities at fair value through other comprehensive income	30,979,446	21,543,615
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(239,519)
Others	9,151	(57,549)
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	873,801	1,001,587	¥ 981,380
Financial assets at fair value through profit or loss	594,227	583,939
Investment securities at fair value through other comprehensive income	447,605	407,390
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(166,896)
Others	1,104	(51,015)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial assets:
Derivative financial instruments	(166,896)
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(166,896)
At fair value [member] | Level 3 [member] | Recorded in profit and loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities, Favorable changes	879
Financial liabilities, Unfavorable changes	942
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	561,450	562,823
At fair value [member] | Level 3 [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	32,777	21,116
Investment securities at fair value through other comprehensive income	447,605	407,390
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	1,104	(51,015)
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member]
Financial assets:
Derivative financial instruments	594,227	583,939	596,791
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Interest rate derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	1	1
Financial assets, Unfavorable changes	1	1
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	9	17
Financial assets, Unfavorable changes	8	17
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	1,869	493
Financial assets, Unfavorable changes	1,821	718
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	140	1,006
Financial assets, Unfavorable changes	481	2,461
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Derivative financial instruments	561,450	562,823	578,080
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	2,495	2,784
Financial assets, Unfavorable changes	7,060	4,585
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Derivative financial instruments	32,777	21,116	18,711
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	111
Financial assets, Unfavorable changes	227
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Others [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	425	3,664
Financial liabilities, Unfavorable changes	395	4,610
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member]
Financial assets:
Derivative financial instruments	447,605	407,390	412,347
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Financial assets:
Derivative financial instruments	447,605	407,390	412,347
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	13,753	8,837
Financial assets, Unfavorable changes	12,833	8,362
At fair value [member] | Level 3 [member] | Derivatives [member]
Financial assets:
Derivative financial instruments	(31)	(40,757)	(32,756)
At fair value [member] | Level 3 [member] | Derivatives [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	(3,588)	(2,715)	(3,839)
At fair value [member] | Level 3 [member] | Derivatives [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	(5,341)	(19,569)	(21,474)
At fair value [member] | Level 3 [member] | Derivatives [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	7,132	(17,730)	(12,438)
At fair value [member] | Level 3 [member] | Derivatives [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	¥ 1,766	¥ (743)	¥ 4,995